Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 06, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORONE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001029068
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 06, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 06, 2011
Prospectus Date	rr_ProspectusDate	Oct. 06, 2011
Milestone Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

  U.S. Treasury obligations maturing in 397 days or less.

  Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in: 1. U.S. Treasury obligations maturing in 397 days or less. 2. Repurchase agreements fully collateralized by U.S. Treasury obligations.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.  If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar charts and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of each share class of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to November [_], 2011 is that of the Milestone Treasury Obligations Portfolio, a series of The Milestone Portfolios trust, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of each share class of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance for the period prior to November [_], 2011 is that of the Milestone Treasury Obligations Portfolio, a series of The Milestone Portfolios trust, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Milestone Treasury Obligations Fund | Milestone Treasury Obligations Fund Premium Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFee	none
Shareholder Servicing Fees	rr_ShareholderFeeOther	0.25
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.65%
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Best Quarter	March 31, 2001	1.26%
Worst Quarter	March 31, 2010	0.00%*
		* Less than 0.005% For the period January 1, 2011 to September 30, 2011, the total return for Premium Class Shares was [_]%.
Annual Return 2001	rr_AnnualReturn2001	3.45%
Annual Return 2002	rr_AnnualReturn2002	1.22%
Annual Return 2003	rr_AnnualReturn2003	0.58%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	2.57%
Annual Return 2006	rr_AnnualReturn2006	4.42%
Annual Return 2007	rr_AnnualReturn2007	4.41%
Annual Return 2008	rr_AnnualReturn2008	1.26%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 to September 30, 2011, the total return for Premium Class Shares was [_]%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Premium Class Shares' seven-day current yield on 12/31/10 was 0.01%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	1.85%
Milestone Treasury Obligations Fund | Milestone Treasury Obligations Fund Premium Class Shares | Lipper U.S. Treasury Money Market Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Milestone Treasury Obligations Fund | Milestone Treasury Obligations Fund Financial Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFee	none
Shareholder Servicing Fees	rr_ShareholderFeeOther	0.05
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.15%
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Best Quarter	March 31, 2001	1.37%
Worst Quarter	March 31, 2010	0.01%
		For the period January 1, 2011 to September 30, 2011, the total return for Financial Class Shares was [_]%.
Annual Return 2001	rr_AnnualReturn2001	3.91%
Annual Return 2002	rr_AnnualReturn2002	1.67%
Annual Return 2003	rr_AnnualReturn2003	1.03%
Annual Return 2004	rr_AnnualReturn2004	1.23%
Annual Return 2005	rr_AnnualReturn2005	3.06%
Annual Return 2006	rr_AnnualReturn2006	4.92%
Annual Return 2007	rr_AnnualReturn2007	4.92%
Annual Return 2008	rr_AnnualReturn2008	1.74%
Annual Return 2009	rr_AnnualReturn2009	0.18%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 to September 30, 2011, the total return for Premium Class Shares was [_]%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Financial Class Shares' seven-day current yield on 12/31/10 was 0.05%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Milestone Treasury Obligations Fund | Milestone Treasury Obligations Fund Financial Class Shares | Lipper U.S. Treasury Money Market Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Milestone Treasury Obligations Fund | Milestone Treasury Obligations Fund Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFee	none
Shareholder Servicing Fees	rr_ShareholderFeeOther	0.10
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.20%
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Best Quarter	March 31, 2001	1.36%
Worst Quarter	March 31, 2010	0.00%*
		* Less than 0.005% For the period January 1, 2011 to September 30, 2011, the total return for Institutional Class Shares was [_]%.
Annual Return 2001	rr_AnnualReturn2001	3.86%
Annual Return 2002	rr_AnnualReturn2002	1.62%
Annual Return 2003	rr_AnnualReturn2003	0.98%
Annual Return 2004	rr_AnnualReturn2004	1.18%
Annual Return 2005	rr_AnnualReturn2005	3.01%
Annual Return 2006	rr_AnnualReturn2006	4.87%
Annual Return 2007	rr_AnnualReturn2007	4.86%
Annual Return 2008	rr_AnnualReturn2008	1.69%
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 to September 30, 2011, the total return for Institutional Class Shares was [_]%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	2.21%
Milestone Treasury Obligations Fund | Milestone Treasury Obligations Fund Institutional Class Shares | Lipper U.S. Treasury Money Market Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Milestone Treasury Obligations Fund | Milestone Treasury Obligations Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFee	none
Shareholder Servicing Fees	rr_ShareholderFeeOther	0.25
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.45%
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Best Quarter	March 31, 2001	1.31%
Worst Quarter	Sept. 30, 2009	0.00%*
		* Less than 0.005% For the period January 1, 2011 to September 30, 2011, the total return for Investor Class Shares was [_]%.
Annual Return 2001	rr_AnnualReturn2001	3.62%
Annual Return 2002	rr_AnnualReturn2002	1.37%
Annual Return 2003	rr_AnnualReturn2003	0.73%
Annual Return 2004	rr_AnnualReturn2004	0.93%
Annual Return 2005	rr_AnnualReturn2005	2.75%
Annual Return 2006	rr_AnnualReturn2006	4.61%
Annual Return 2007	rr_AnnualReturn2007	4.60%
Annual Return 2008	rr_AnnualReturn2008	1.44%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 to September 30, 2011, the total return for Premium Class Shares was [_]%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	1.99%
Milestone Treasury Obligations Fund | Milestone Treasury Obligations Fund Investor Class Shares | Lipper U.S. Treasury Money Market Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	1.82%

[1]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until [___], 2012 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed will not exceed 0.65%, 0.15%, 0.20% and 0.45% for Premium, Financial, Institutional and Investor Class Shares, respectively, of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund' adviser.